NOTE 10 – INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023	Aug. 31, 2022
Deferred Tax Assets, Valuation Allowance	$ 2,171,990		$ 2,077,213	$ 1,328,204
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%	21.00%
Hong Kong [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			16.50%